Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Reconciliation of Cash and Restricted Cash
The reconciliation of cash and restricted cash is as follows:

	December 31,
	2021	2020
Reconciliation of cash and restricted cash:
Cash	$92,494	$65,622
Restricted cash	3,937	3,975
Total cash and restricted cash	$96,431	$69,597

Reconciliation of Cash and Restricted Cash
The reconciliation of cash and restricted cash is as follows:

	December 31,
	2021	2020
Reconciliation of cash and restricted cash:
Cash	$92,494	$65,622
Restricted cash	3,937	3,975
Total cash and restricted cash	$96,431	$69,597

Reconciliation of Allowance for Doubtful Accounts
A rollforward of the allowance for doubtful accounts is as follows:

	Balance at beginning of period	Charged to cost and expenses, net of recoveries	Write-offs	Balance at end of period
Year ended December 31, 2019	$1,109	$9,163	$(8,417)	$1,855
Year ended December 31, 2020	$1,855	$16,064	$(13,547)	$4,372
Year ended December 31, 2021	$4,372	$28,299	$(26,423)	$6,248

Summary of Useful Lives	The estimated useful lives of property and equipment are described below:

Property and Equipment	Useful Life
Computer, office and other equipment	5 years
Computer software	3 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term
Property and equipment, net consists of the following:

	December 31,
	2021	2020
Computer, office and other equipment	$659	$407
Computer software	80	80
Furniture and fixtures	100	64
Leasehold improvements	238	142
	1,077	693
Less: accumulated depreciation	(501)	(363)
Property and equipment, net	$576	$330